UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
(Loss)/Profit for the period	$ (8,195,986)	$ 601,986
Adjustments for:
Depreciation of property and equipment (Note 7)	89,044	64,461
Depreciation of right-of-use assets (Note 6)	227,394	94,508
Provision for allowance for credit losses (Note 4)	66,561	62,425
Impairment loss of intangible asset	4,063,000	0
Fair value adjustment of warrant liabilities	24,075	(55,125)
Share-based compensation	3,573,000	0
Finance cost	367,270	191,142
Income tax expenses (Note 18)	123,038	90,838
Total adjustments	337,396	1,050,235
Changes in operating assets and liabilities:
Trade receivables	(191,922)	(838,353)
Trade and other payables	(936,465)	(124,991)
Amount due to related parties	(22,380)	(3,212)
Prepayment and other current assets	368,512	(2,415,605)
Cash used in operations	(444,859)	(2,331,926)
Interest paid	(232,386)	(164,451)
Income tax paid	(9,510)	(36,462)
Net cash used in operating activities	(686,755)	(2,532,839)
Investing activities
Purchase of property and equipment (Note 7)	(131,352)	(98,814)
Acquisition of subsidiaries, net cash acquired	818,107	0
Net cash provided by (used in) investing activities	686,755	(98,814)
Financing activities
Issuance of Class A ordinary shares in connection with IPO	0	3,922,650
Transfer from treasury shares	71,157	0
Proceeds from guaranteed bank and financial institution loans	588,003	0
Loan from a third party	342,600	0
Loan from a shareholder	825,077	0
Loan to a related party	(108,663)	0
Payment of lease liabilities	(262,805)	(107,570)
Repayment of guaranteed bank loans	(571,234)	(470,977)
Net cash provided by financing activities	884,135	3,344,103
Effect of foreign exchange of cash	(148,693)	(101,516)
Net increase in cash	735,442	610,934
Cash balances at beginning of periods	836,907	467,235
Cash balances at end of periods	$ 1,572,349	$ 1,078,169